REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2019
REDEEMABLE NONCONTROLLING INTERESTS
Redeemable Non Controlling Interests

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Balance as of January 1	700,000	—	—	—
Loss for the year	(141,896)	—	—	—
Increase in accretion of redeemable noncontrolling interests	141,896	—	—	—
Reversal due to extinguishment of put option	(700,000)	—	—	—
Balance as of December 31	—	—	—	—